Investment Objectives and Goals	Jun. 25, 2025
Lazard Enhanced Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Enhanced Opportunities Portfolio
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Equity Concentrated Portfolio